COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended
	May 21, 2026	May 01, 2026	Dec. 15, 2025	Nov. 30, 2025	Dec. 31, 2024	Jun. 30, 2026	Oct. 31, 2024	Dec. 31, 2025	Jun. 30, 2026	Jul. 31, 2024	Mar. 11, 2026	Sep. 23, 2025
Shares issued			1,775,000
Shares issued price per share			$ 2.00
Capital contribution						$ 25,000,000			$ 25,000,000
Estimated total contract value						184,008
Prepaid expense						1,023,687			1,023,687
Common stock issued			2,195,000	60,000	60,000		91,000	910,500		437,500
Share-Based Payment Arrangement, Tranche One [Member]
Capital contribution						10,000,000			10,000,000
Joint Venture Agreement [Member] | IdeaForge Technology Inc. [Member]
Shares issued											5,000	5,000
Shares issued price per share											$ 1.00	$ 1.00
Joint Venture Agreement [Member] | IdeaForge Technology Inc. [Member] | Idea Forge JV Agreement [Member]
Outstanding equity interests												50.00%
Master Service Agreement [Member]
Estimated total contract value		$ 3,000,000
Comiitment fund						$ 1,150,000			1,150,000
Cost Incurred, drone development cost									126,313
Equity Line of Credit Agreement [Member]
Common stock issued	50,000,000
Agreement term	36 months
Common stock purchase price percentage	97.00%
Payments for legal fees									$ 25,000